Canterbury Portfolio Thermostat Fund
Schedule of Investments
July 31, 2023 (Unaudited)
COMMON STOCKS — 18.31% Shares Fair Value
Materials — 6.09%
Sherwin-Williams Co. (The) 5,840 $ 1,614,760
Technology — 12.22%
Applied Materials, Inc. 10,515 1,593,969
Moody's Corp. 4,655 1,642,051
3,236,020
Total Common Stocks (Cost $4,793,616) 4,850,780
EXCHANGE-TRADED FUNDS — 79.12%
Communication Services Select Sector SPDR® Fund 33,500 2,304,465
Invesco S&P Global Water ETF 34,710 1,834,076
iShares Global 100 ETF 44,550 3,477,127
iShares U.S. Home Construction ETF 19,085 1,694,175
iShares U.S. Medical Devices ETF 28,825 1,617,371
iShares® MSCI Mexico Capped ETF 25,790 1,677,124
ProShares Short Financials 117,725 1,438,011
ProShares Short MSCI Emerging Markets 102,395 1,418,683
ProShares Short Real Estate 87,480 1,719,857
SPDR® EURO STOXX 50 ETF 32,850 1,544,936
Technology Select Sector SPDR® Fund 12,540 2,236,509
Total Exchange-Traded Funds (Cost $19,450,643) 20,962,334
MONEY MARKET FUNDS - 3.33%
Morgan Stanley Institutional Liquidity Government Portfolio, Class I,
5.19%
(a)
882,490 882,490
Total Money Market Funds (Cost $882,490) 882,490
Total Investments — 100.76% (Cost $25,126,749) 26,695,604
Liabilities in Excess of Other Assets — (0.76)% (201,236)
NET ASSETS — 100.00% $ 26,494,368
(a) Rate disclosed is the seven day effective yield as of July 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt